Share-Based Compensation (Details Narrative) - Stock Option Awards [Member] $ / shares in Units, Unit_pure in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022 CAD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2022 CAD ($) $ / shares	Apr. 30, 2021 CAD ($) $ / shares
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation Expense | $	$ 8.3	$ 5.9	$ 18.4	$ 15.9
Granted			2.5	2.2
Weighted average fair value of options granted | $ / shares			$ 12.41	$ 8.9